Evergreen Municipal Bond Fund: Semiannual Report as of November 30, 2002

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER INTERVIEW
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENT OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen Municipal Bond Fund, which covers the six-month period ended November 30, 2002.

Market analysis

Over the past six months, investors in the municipal bond market experienced another large dose of volatility. Uncertainty over the strength of the economic recovery and fears of war and terror combined frequently to threaten those in the fixed income markets. While strength in stocks during early autumn competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the storm on a relative basis. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to increased geopolitical risks, uncertainty related to the strength of the economic recovery, and continued volatility in the equity markets.

Several developments occurred recently within the municipal bond market. First, the weaker than expected economic recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, this increased supply was met by a healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in short-term, liquid issues. Fourth, as 2002 progressed, the yield curve began to flatten as buyers on the long end gradually emerged. Finally, those issues emphasizing total return outperformed income-based products, benefiting from declining yields and price increases.

Perhaps the most interesting development was the solid performance of tax-exempt bonds despite the increased supply.

LETTER TO SHAREHOLDERS continued

Ordinarily, extra supply hinders return potential, yet uncertainty in the equity markets resulted in higher than normal demand for municipal securities. Money flowed from equity funds due to the uncertain economy, and as the corporate accounting scandals widened, flows increased further into a wide variety of bond structures, including municipals.

Looking forward, we believe several of the uncertainties currently affecting investors will continue, resulting in a more narrow range for yields. Concerns about the extent of the economic recovery may linger in coming months, potentially providing further opportunities for total return investors in the municipal market. As clarity increases on the recovery, though, yields may increase, rewarding income-oriented investors. In addition, the potential war with Iraq and fears of terrorism may also positively affect performance, as investors continue to seek the relative stability and return potential of the municipal bond market.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

LETTER TO SHAREHOLDERS continued

consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of November 30, 2002

MANAGEMENT TEAM

Mathew M. Kiselak
Tax-Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 1/19/1978
	Class A	Class B	Class C	Class I
Class Inception Date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

6-month return with sales charge	-1.61%	-2.04%	0.97%	N/A

6-month return w/o sales charge	3.34%	2.96%	2.96%	3.47%

Average Annual Return*

1 year with sales charge	0.78%	0.07%	3.07%	N/A

1 year w/o sales charge	5.86%	5.07%	5.07%	6.12%

5 year	3.14%	3.08%	3.20%	4.15%

10 year	4.62%	4.75%	4.65%	5.13%

Maximum Sales Charge	4.75%	5.00%	1.00%	N/A
	Front End	CDSC	Front End
			1.00%
			CDSC

30-day SEC yield	4.13%	3.57%	3.57%	4.51%

Tax-equivalent yield**	6.73%	5.81%	5.81%	7.35%

6-month income dividends per share	$0.16	$0.13	$0.13	$0.17

* Adjusted for maximum applicable sales charge, unless noted.
** Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 9/30/2002.

The fixed income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of 3.34% for the six-month period ended November 30, 2002, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index returned 3.67%, while the median return of funds in the Lipper General Municipal Debt Funds Classification was 2.96%. Lipper Inc. is an independent monitor of mutual fund performance.

We attribute the fund’s higher returns, relative to its Lipper peer group, to its slightly longer duration and its emphasis on higher-quality securities. Our substantial position in higher-quality securities enabled the fund to avoid credit problems associated with a weak economy. Duration measures a bond’s sensitivity to changes in interest rates. When interest rates rise, a shorter duration is usually advantageous because it minimizes price volatility. Conversely, in a low interest rate environment a longer duration would be advantageous. As yields fell during the period, driving prices higher, the fund’s slightly longer duration improved its ability to generate price appreciation.

The fund also provided an attractive yield to investors. As of November 30, 2002, the 12-month distribution yield on the fund’s Class A shares stood at 4.43%. These yields ranked in the top 40th percentile of Lipper’s General Municipal Debt Funds Classification, outpacing the group’s 4.23% median yield.

PORTFOLIO CHARACTERISTICS
(as of 11/30/2002)

Total Net Assets	$881,571,665

Average Credit Quality*	AA

Average Maturity	8.9 years

Average Duration	6.3 years

*Source: Standard & Poor’s

What caused yields to fall during the period?

Ongoing weakness in the economy pushed yields lower and bond prices higher. Between May 31, 2002, and November 30, 2002, yields in five-year maturities declined by 56 basis points, 10-year municipal bond yields dropped 29 basis points and yields in 30-year municipal maturities fell 16 basis points, according to the Municipal Market Data AAA-rated scale.

The economy’s stubbornly sluggish state fueled investor concern about corporate financial health. The effects of further economic uncertainty on profits prompted investors to demand higher incremental yields as credit risk increased. These incremental yields, known as credit spreads, grew as credit risk became more substantial. As a result, higher-rated bonds outperformed securities with lower ratings.

PORTFOLIO MANAGER INTERVIEW continued

PORTFOLIO COMPOSITION
(as a percentage of 11/30/2002 portfolio assets)

Hospital	17.6%

Housing	13.6%

Industrial Development Revenue	10.6%

Transportation	7.6%

Electric Revenue	7.4%

Water & Sewer	6.3%

General Obligation - Local	6.2%

General Obligation - State	5.5%

Airport	3.4%

Other	21.8%

What strategies did you use to manage the fund?

We sought to maximize both total return and yield. Specifically, we emphasized prudent duration management and value-added security selection. Maintaining a slightly longer duration enabled us to increase the fund’s potential for price appreciation and total return when yields fell. We added further value by building up the fund’s position in housing and hospital bonds. These bonds provided a high level of quality as well as generous yields. Bonds in these sectors tended to hold their value better than other securities during this period of economic uncertainty because the housing and hospital sectors are less sensitive to swings in the economy. As a result, the housing and hospital sectors outperformed other types of securities-another factor that contributed to the fund’s performance.

PORTFOLIO QUALITY*
(as a percentage of 11/30/2002 portfolio assets)

*Source: Standard & Poor’s

What is your outlook for the next six months?

We expect yields to remain relatively stable, with a slight bias toward rising. We think the economy could remain fragile, which would keep yields low. But because yields have reached historically low levels, investor interest in bonds could wane, causing dealers to push yields higher to stimulate demand. In this environment, we intend to continue our focus on maximizing total return and yield. We will adjust the fund’s duration as yields shift course and select securities that, in our opinion, represent the most attractive long-term value.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,
		2002[1]	2001	2000	1999[1]	1998[1,2]
CLASS A
Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78	$7.91
Income from investment operations
Net investment income	0.16	0.33	0.33	0.35	0.34	0.13
Net realized and unrealized gains or losses on securities	0.08	0.05	0.42	-0.74	-0.07	-0.13
Total from investment operations	0.24	0.38	0.75	-0.39	0.27	0

Distributions to shareholders from
Net investment income	-0.16	-0.33	-0.34	-0.35	-0.34	-0.13
Net realized gains	0	0	0	-0.04	-0.23	0
Total distributions to shareholders	-0.16	-0.33	-0.34	-0.39	-0.57	-0.13

Net asset value, end of period	$7.24	$7.16	$7.11	$6.70	$7.48	$7.78
Total return[3]	3.34%	5.38%	11.32%	-5.29%	3.64%	0.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$806,660	$826,268	$863,113	$899,427	$1,099,718	$1,243,327
Ratios to average net assets
Expenses[4]	0.82%[5]	0.84%	0.85%	0.87%	0.85%	0.93%[5]
Net investment income	4.33%[5]	4.55%	4.72%	4.97%	4.49%	4.69%[5]
Portfolio turnover rate	60%	83%	67%	86%	90%	77%

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from January 20, 1998 (commencement of class operations), to May 31, 1998.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May, 31					Year Ended December 31, 1997
		2002[1]	2001	2000[1]	1999[1]	1998[1,2]
CLASS B
Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78	$7.82	$7.71
Income from investment operations
Net investment income	0.13	0.27	0.28	0.30	0.29	0.12	0.38
Net realized and unrealized gains or losses on securities	0.08	0.05	0.41	-0.74	-0.07	-0.03	0.23
Total from investment operations	0.21	0.32	0.69	-0.44	0.22	0.09	0.61

Distributions to shareholders from
Net investment income	-0.13	-0.27	-0.28	-0.30	-0.29	-0.13	-0.40
Net realized gains	0	0	0	-0.04	-0.23	0	-0.10
Total distributions to shareholders	-0.13	-0.27	-0.28	-0.34	-0.52	-0.13	-0.50

Net asset value, end of period	$7.24	$7.16	$7.11	$6.70	$7.48	$7.78	$7.82
Total return[3]	2.96%	4.60%	10.50%	-6.00%	2.86%	1.15%	8.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$25,784	$26,506	$48,284	$54,673	$78,169	$124,664	$1,375,730
Ratios to average net assets
Expenses[4]	1.57%[5]	1.59%	1.60%	1.62%	1.60%	1.26%[5]	0.96%
Net investment income	3.58%[5]	3.80%	3.97%	4.22%	3.74%	4.32%[5]	4.97%
Portfolio turnover rate	60%	83%	67%	86%	90%	77%	126%

1. Net investment income per share is based on average shares outstanding during the period.

2. For the five months ended May 31, 1998. The fund changed its fiscal year end from December 31 to May 31, effective May 31, 1998.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,
		2002[1]	2001	2000	1999[1]	1998[1,2]
CLASS C
Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.78	$7.85
Income from investment operations
Net investment income	0.13	0.27	0.27	0.29	0.29	0.11
Net realized and unrealized gains or losses on securities	0.08	0.05	0.42	-0.73	-0.07	-0.07
Total from investment operations	0.21	0.32	0.69	-0.44	0.22	0.04

Distributions to shareholders from
Net investment income	-0.13	-0.27	-0.28	-0.30	-0.29	-0.11
Net realized gains	0	0	0	-0.04	-0.23	0
Total distributions to shareholders	-0.13	-0.27	-0.28	-0.34	-0.52	-0.11

Net asset value, end of period	$7.24	$7.16	$7.11	$6.70	$7.48	$7.78
Total return[3]	2.96%	4.60%	10.50%	-6.00%	2.87%	0.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$43,041	$42,462	$43,610	$46,580	$6,899	$7,708
Ratios to average net assets
Expenses[4]	1.57%[5]	1.59%	1.60%	1.59%	1.60%	1.68%[5]
Net investment income	3.57%[5]	3.80%	3.97%	4.24%	3.75%	3.94%[5]
Portfolio turnover rate	60%	83%	67%	86%	90%	77%

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from January 26, 1998 (commencement of class operations), to May 31, 1998.

3. Excluding applicable sales charges

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,
		2002[1]	2001	2000	1999[1,2]
CLASS I3
Net asset value, beginning of period	$7.16	$7.11	$6.70	$7.48	$7.57
Income from investment operations
Net investment income	0.17	0.34	0.36	0.36	0.04
Net realized and unrealized gains or losses on securities	0.08	0.05	0.41	-0.73	-0.10
Total from investment operations	0.25	0.39	0.77	-0.37	-0.06

Distributions to shareholders from
Net investment income	-0.17	-0.34	-0.36	-0.37	-0.03
Net realized gains	0	0	0	-0.04	0
Total distributions to shareholders	-0.17	-0.34	-0.36	-0.41	-0.03

Net asset value, end of period	$7.24	$7.16	$7.11	$6.70	$7.48
Total return	3.47%	5.64%	11.60%	-5.05%	-0.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,087	$1,778	$1,039	$442	$1
Ratios to average net assets
Expenses[4]	0.57%[5]	0.59%	0.60%	0.61%	0.52%[5]
Net investment income	4.61%[5]	4.81%	4.94%	5.32%	5.44%[5]
Portfolio turnover rate	60%	83%	67%	86%	90%

1. Net investment income per share is based on average shares outstanding during the period.

2. For the period from April 30, 1999 (commencement of class operations), to May 31, 1999.

3. Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

4. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5. Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.3%
AIRPORT 2.7%
Alliance Aprt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.38%, 04/01/2021	BBB	$ 8,125,000	$ 8,524,831
Atlanta, GA Arpt. Facs. RB, 0.00%, 01/01/2010, (Insd. by AMBAC) (n)	AAA	1,000,000	739,130
Denver, CO City & Cnty. Arpt. RB, Ser. D, 7.75%, 11/15/2013, (Gtd. by XCLA-ICR)	AAA	6,000,000	7,490,460
Memphis-Shelby Cnty., TN Arpt. Auth. RB, 6.00%, 11/28/2002, (Insd. by FSA)	AAA	6,250,000	6,911,438
23,665,859
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. Urbana CDA RB, 6.63%, 07/01/2025	NR	3,280,000	3,366,690
CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.: 6.13%, 07/01/2022	BBB-	685,000	667,437
6.30%, 07/01/2032	BBB-	1,500,000	1,469,175
Clarence, NY IDA RB, Bristol Village Proj., 6.00%, 01/20/2044	Aaa	1,710,000	1,820,141
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	A	3,500,000	3,676,785
7,633,538
EDUCATION 2.5%
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	Baa1	1,165,000	1,184,502
New York Dorm. Auth. RB:
City Univ. Sys., Ser. D, 7.00%, 07/01/2009	AAA	3,980,000	4,570,712
Sch. Dist. Fin.:
Ser. A, 5.75%, 10/01/2017	AAA	9,000,000	9,999,270
Ser. B, 6.50%, 10/01/2017	AAA	3,505,000	4,155,212
Saint Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	Aaa	1,640,000	1,975,807
21,885,503
ELECTRIC REVENUE 7.4%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	AAA	15,000,000	18,017,850
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	AAA	2,750,000	3,229,435
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Pwr. Co.:
Ser. A, 5.88%, 06/01/2017	BBB+	3,000,000	3,055,830
Ser. B, 5.88%, 06/01/2017	BBB+	1,500,000	1,527,915
Connecticut Dev. Auth. PCRRB, Connecticut Light & Pwr., Ser. B, 5.95%, 09/01/2028	BBB	2,535,000	2,636,197
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Energy Northwest, WA Elec. RRB, Proj. 1, 6.00%, 07/01/2017, (Insd. by MBIA)	AAA	$16,000,000	$ 17,931,200
Georgia Muni. Elec. Auth. Pwr. RB, 6.38%, 01/01/2016	AAA	9,800,000	11,677,484
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%, 01/01/2010	A	1,000,000	1,153,570
Oconee Cnty., SC PCRB, 5.80%, 04/01/2014	A+	5,000,000	5,145,050
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015	AAA	500,000	582,615
64,957,146
GENERAL OBLIGATION - LOCAL 6.2%
Adams Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	AAA	2,000,000	2,509,000
Cape May Cnty., NJ Muni. Util. Auth. Swr. GO, Refunding:
Ser. C, 5.25%, 01/01/2017, (Insd. by MBIA)	AAA	2,560,000	2,715,546
Ser. C, 5.25%, 01/01/2018, (Insd. by MBIA)	AAA	2,690,000	2,834,937
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	AA-	2,310,000	2,792,975
7.10%, 12/01/2013	AA-	2,000,000	2,519,860
Elkhorn, WI Area Sch. Dist. GO, Refunding, Ser. A, 5.25%, 04/01/2020, (Insd. by FSA)	Aaa	1,185,000	1,220,183
Grand Prairie, TX Independent Sch. Dist. GO:
5.80%, 02/15/2023, (Gtd. by PSF)	AAA	40,000	43,000
Prerefunded, 5.80%, 02/15/2023, (Gtd. by PSF)	AAA	2,765,000	3,173,888
Lakeville, MN Independent Sch. Dist. 194 GO, 0.00%, 02/01/2014 (n)	Aaa	3,000,000	1,777,920
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA & IBC)	AAA	2,250,000	2,822,377
Maricopa Cnty., AZ, Sch. Dist. 69, GO, Ser. C, 8.13%, 01/01/2010, (Insd. by MBIA)	AAA	6,000,000	7,607,220
Methuen, MA GO, 5.63%, 11/15/2015, (Insd. by FSA)	AAA	500,000	549,450
New York, NY GO, 8.51%, 12/05/2002	AAA	5,925,000	6,632,445
Niagara Falls, NY GO, Pub. Impt., 7.50%, 03/01/2014, (Insd. by MBIA)	AAA	500,000	643,090
Philadelphia, PA Sch. Dist. GO, Ser. B, 5.63%, 08/01/2019	AAA	3,075,000	3,293,817
Pima Cnty., AZ Unified Sch. Dist. 1 GO, 7.50%, 07/01/2003,
(Insd. by FGIC)	AAA	2,030,000	2,103,628
San Diego, CA Unified Sch. Dist. GO, Election 1998, Ser. D, 5.25%, 07/01/2020, (Insd. by FGIC)	AAA	3,000,000	3,152,400
Spring Branch, TX Independent Sch. Dist. GO:
5.38%, 02/01/2012, (Gtd. by PSF)	AAA	5,000	5,453
5.38%, 02/01/2014, (Gtd. by PSF)	AAA	5,000	5,363
Rites-PA:
Ser. 881-RA, 9.06%, 02/01/2012	AAA	655,000	773,712
Ser. 881-RB, 9.06%, 02/01/2013	AAA	960,000	1,118,726
Ser. 881-RC, 9.06%, 02/01/2014	AAA	3,380,000	3,871,047
Waxahachie, TX Independent Sch. Dist. GO, Refunding, 0.00%, 08/15/2017, (Gtd. by PSF) (n)	Aaa	4,330,000	2,061,167
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
West Warwick, RI GO, Ser. A, 7.30%, 07/15/2008	Baa1	$206,000	$ 216,419
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)	AAA	300,000	324,564
54,768,187
GENERAL OBLIGATION - STATE 4.7%
Connecticut GO, Ser. D, 5.38%, 11/15/2021	AA	5,000,000	5,269,950
Georgia GO, Ser. C, 5.25%, 04/01/2011	AAA	10,700,000	11,807,450
Massachusetts GO, Cons. Loan:
Ser. C, 5.50%, 11/01/2019	AA-	4,000,000	4,251,280
Ser. C, 5.50%, 11/01/2020	AA-	3,000,000	3,171,390
Ohio GO, Higher Ed.:
Ser. A, 5.38%, 08/01/2019	AA+	3,025,000	3,200,934
Ser. B, 5.25%, 11/01/2020	AA+	4,000,000	4,179,160
Ser. B, 5.25%, 11/01/2021	AA+	4,120,000	4,278,002
Texas GO:
College Student Loan, 5.25%, 08/01/2013	AA	1,225,000	1,297,838
Veterans Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	AA	1,000,000	1,039,090
Washington GO, Ser. A, 6.75%, 02/01/2015	AA+	1,000,000	1,225,950
Wisconsin GO, Ser. D, 5.50%, 05/01/2021	AA-	2,000,000	2,093,160
41,814,204
HOSPITAL 17.5%
Albuquerque, NM Hosp. Sys. RRB, Ser. A, 6.38%, 08/01/2007	AAA	1,500,000	1,541,970
Allegheny Cnty., PA Hosp. Dev. RB, South Hills Hlth. Sys., Ser. A, 6.50%, 05/01/2014	A3	3,000,000	3,113,460
Bountiful, UT Hosp. RB, South Davis Community Hosp., 9.50%, 12/15/2018	NR	220,000	252,219
Bristol, TN Hlth. & Edl. Facs. Auth. RRB, Bristol Mem. Hosp., 6.75%, 09/01/2010, (Insd. by FGIC)	AAA	7,465,000	8,799,891
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	BBB+	4,000,000	4,290,120
Delaware Hlth. Facs. Auth. RRB, Med. Ctr. of Delaware, 7.00%, 10/01/2015, (Insd. by MBIA)	AAA	1,600,000	1,722,528
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	NR	3,000,000	2,561,580
Illinois Hlth. Facs. Auth. RB:
Ser. 848R-A, 9.31%, 02/15/2013, (Insd. by FSA)	AAA	1,340,000	1,548,343
Ser. 848R-B, 9.31%, 02/15/2014, (Insd. by FSA)	AAA	1,415,000	1,621,873
Ser. 848R-C, 9.31%, 02/15/2014, (Insd. by FSA)	AAA	865,000	980,702
Ser. 848R-D, 9.31%, 02/15/2016, (Insd. by FSA)	AAA	1,575,000	1,766,237
Lake Forest Hosp.:
Ser. A, 6.00%, 07/01/2017	A-	2,700,000	2,836,350
Ser. A, 6.25%, 07/01/2022	A-	4,200,000	4,352,880
Indiana Hlth. Facs. Fin. Auth. RB, Hlth. Sys., Sisters of St. Francis, 5.35%, 11/01/2015	Aa3	2,050,000	2,124,989
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Klamath Falls, OR Intermediate Community Hosp. Auth. RRB,
Merle West Med. Ctr. Proj.:
6.13%, 09/01/2022	BBB	$ 1,500,000	$ 1,506,870
6.25%, 09/01/2031	BBB	3,000,000	3,039,480
Knox Cnty., TN Hlth. & Edl. Hosp. Facs. Auth. RRB, Fort Sanders Alliance:
Ser. B, 7.25%, 01/01/2010, (Insd. by MBIA)	AAA	9,000,000	10,832,670
Ser. C, 5.25%, 01/01/2015, (Insd. by MBIA)	AAA	4,500,000	4,829,265
Lorain Cnty., OH Hosp. RB, 9.80%, 12/05/2002	NR	2,500,000	2,767,900
Marshall Cnty., AL Hlth. Care Auth. RB:
Ser. A, 5.75%, 01/01/2015, (Liq. Merrill Lynch & Co.)	A-	1,350,000	1,416,299
Ser. A, 6.25%, 01/01/2022, (Liq. Merrill Lynch & Co.)	A-	1,000,000	1,040,140
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Massachusetts General Hosp., Ser. F, 6.25%, 07/01/2012,
(Insd. by AMBAC)	AAA	9,850,000	11,465,006
Milford-Whitinsville Hosp., Ser. D, 6.50%, 07/15/2023	BBB-	1,500,000	1,536,270
Medical Univ., SC Hosp. Auth. RRB:
Ser. A, 6.25%, 08/15/2022	BBB+	5,000,000	5,042,850
Ser. A, 6.38%, 08/15/2027	BBB+	3,000,000	3,021,420
Hosp. Facs.:
Ser. A, 6.25%, 08/15/2014	BBB+	2,765,000	2,930,458
Ser. A, 6.50%, 08/15/2032	BBB+	5,000,000	5,082,100
Metropolitan Govt. Nashville & Davidson Cnty.,TN Hlth. & Edl. Facs. Board RB, Baptist Hosp., Inc., Ser. A, 4.90%, 11/01/2014	AAA	6,515,000	6,951,700
Missouri Hlth. & Edl. Facs. Auth. RB:
BJC Hlth. Sys., Ser. A, 6.50%, 05/15/2020	NR	500,000	542,070
Park Lane Med. Ctr., Ser. A, 5.60%, 01/01/2015	AAA	3,220,000	3,547,345
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	AAA	2,500,000	2,919,950
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem. Hosp., 6.13%, 10/01/2013	A3	6,155,000	6,397,199
New Jersey Hlth. Care Facs. RB, 6.13%, 07/01/2012, (Insd. by AMBAC)	AAA	430,000	463,553
New York Dorm. Auth. RB, 5.20%, 02/15/2014	AAA	1,000,000	1,054,910
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj.
Ser. A, 6.38%, 11/15/2019	Aa1	3,575,000	3,917,459
Pennsylvania Higher Edl. Facs. Auth. RB, UMPC Hlth. Sys., Ser. A,
6.25%, 01/15/2018	A+	6,005,000	6,453,634
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	A-	4,950,000	5,106,717
Rio Grande Valley, TX Hlth. Facs. Corp. RB, Baptist Med. Ctr. Proj., 8.00%, 08/01/2017, (Insd. by FGIC)	AAA	1,085,000	1,121,239
Saint Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%, 08/01/2035, (Insd. by GNMA)	AAA	495,000	540,337
Tampa, FL Allegheny Hlth. Sys. RB, St. Joseph’s Hosp., 6.50%, 12/01/2023	AAA	500,000	555,815
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	A3	750,000	789,420
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	A+	$5,000,000	$ 5,491,850
Winchester, VA IDA Hosp. RB, Winchester Med. Ctr., Inc.
5.50%, 01/01/2015, (Insd. by AMBAC)	AAA	5,500,000	6,100,490
Wisconsin Hlth. & Edl. Facs. Auth. RB, Agnesian Healthcare, Inc.:
6.00%, 07/01/2017	A-	1,350,000	1,403,122
6.00%, 07/01/2021	A-	1,390,000	1,431,714
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	A	7,500,000	7,868,475
154,680,869
HOUSING 13.6%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	AAA	1,410,000	1,478,611
Alaska Hsg. Fin. Corp. RB:
Ser. A, 5.40%, 12/01/2013	AA-	2,500,000	2,596,625
Ser. C, 5.88%, 12/01/2020	AAA	2,000,000	2,079,220
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: US Bank)	Aa3	2,800,000	2,878,904
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 (n)	Aaa	540,000	340,621
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FNMA & FHLMC)	Aaa	795,000	835,004
Colorado HFA RB, Single Family Mtge.:
Class 3, Ser. B-5, 4.80%, 05/01/2030	A+	4,000,000	4,050,160
Sr. Ser. D-2, 6.90%, 04/01/2029	AA	2,705,000	2,961,515
Delaware Hsg. Auth. RB, Single Family Mtge., Ser. A, 6.70%, 01/01/2033	AAA	4,000,000	4,351,960
Dist. of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	AAA	1,620,000	1,674,059
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	AAA	1,605,000	1,647,581
Idaho HFA RB:
Sr. Ser. D-1, 8.00%, 01/01/2020, (Insd. by FHA)	AA	145,000	145,579
Single Family Mtge., Sr. Ser. D-2, 6.30%, 07/01/2025	Aaa	5,150,000	5,380,874
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	Aaa	3,410,000	3,484,134
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	AA+	2,825,000	2,936,446
Ser. D-2, 5.80%, 11/15/2016	AA+	4,190,000	4,371,511
Massachusetts HFA RB, Family Hsg.:
Ser. 52, 6.00%, 06/01/2014	AAA	200,000	206,808
Ser. 79, 5.85%, 12/01/2021	AAA	770,000	801,362
Michigan Hsg. Dev. Auth. RB, 5.30%, 12/01/2016, (Insd. by MBIA)	AAA	5,000,000	5,132,000
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%, 07/01/2022	AA+	5,840,000	6,161,667
Mississippi Home Corp. SFHRB, Ser. B, Class 7, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	Aaa	1,995,000	2,113,483
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Missouri Hsg. Dev. Commission Mtge. RB, Ser. 847-R, 6.30%, 03/01/2030, (Insd. by GNMA)	NR	$35,000	$ 40,109
Missouri Hsg. Dev. Commission SFHRB:
Ser. B, 6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	AAA	240,000	251,765
Ser. B, 6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	AAA	1,095,000	1,143,749
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq. Merrill Lynch & Co.)	Aaa	5,940,000	6,122,952
New York Dorm. Auth. RB:
Columbia Univ.:
Ser. B, 5.38%, 07/01/2018	AAA	1,000,000	1,071,520
Ser. B, 5.38%, 07/01/2019	AAA	1,000,000	1,064,290
Sch. Dist. Fin. Program, Ser. E, 5.50%, 10/01/2017, (Insd. by MBIA)	AAA	1,590,000	1,727,026
Ohio HFA Mtge. RB, Ser. B-2, 5.35%, 09/01/2018, (Insd. by GNMA)	AAA	8,290,000	8,431,345
Oklahoma Hsg. Dev. Auth. RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	Aa3	10,000,000	10,735,700
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	Aaa	2,250,000	2,375,505
South Dakota Hsg. Dev. Auth. RB, Ser. G, 5.95%, 05/01/2020	AAA	3,990,000	4,173,460
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Liq. Fannie Mae)	AAA	1,120,000	1,146,712
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00%, 09/15/2016 (n)	AAA	6,415,000	3,254,650
Tennessee Hsg. Dev. Agcy. RB, Homeownership, 4.70%, 07/01/2015, (Liq. UBS Painewebber, Inc.)	AA	4,185,000	4,312,852
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	AA	795,000	822,237
Virginia Hsg. Dev. Auth. Comwlth. Mtge. RB:
Ser. B, Sub. Ser. B-5, 5.45%, 07/01/2015	AA+	3,775,000	3,951,330
Ser. B, Sub. Ser. B-6, 5.30%, 01/01/2014	AA+	3,290,000	3,423,147
Washington Hsg. Fin. Commission RB, Single Family Hsg., Ser. 4A, 5.95%, 12/01/2026	Aaa	5,000,000	5,152,950
Wyoming CDA Hsg. RB, Ser. 7, 5.65%, 06/01/2017	AA	3,000,000	3,137,820
Wyoming Community Dev. Auth. Hsg. RB, 4.80%, 06/01/2016	AA	1,475,000	1,533,130
119,500,373
INDUSTRIAL DEVELOPMENT REVENUE 7.2%
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%, 06/01/2031, (Insd. by MBIA)	AAA	2,000,000	2,091,000
Chicago, IL Gas Supply RB, Peoples Gas Light, Ser. A, 6.10%, 06/01/2025	A-	7,000,000	7,580,720
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035	AAA	1,000,000	1,112,760
Cornell Township, MI EDRRB, Mead Westvaco-Escanaba Proj., 5.88%, 05/01/2018	BBB	4,500,000	4,434,795
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	AAA	4,000,000	4,445,080
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Indianapolis, IN Arpt. Auth. Spl. Facs. RB:
7.10%, 01/15/2017	BBB	$3,950,000	$ 4,194,900
Federal Express Corp. Proj., 5.50%, 05/01/2029	A	3,500,000	3,291,330
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	AAA	1,000,000	1,087,350
Lowndes Cnty., MS Solid Wst. Disposal & PCRB, Weyerhaeuser Co. Proj., Ser. B, 6.70%, 04/01/2022	BBB	5,000,000	5,463,300
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.38%, 08/05/2005	NR	5,000,000	5,039,700
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 6.80%, 05/01/2024	BBB	5,500,000	5,720,715
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	AAA	10,000,000	12,507,400
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	AAA	4,000,000	4,081,040
Selma, AL Indl. Dev. Board Env. Impt. RB, International Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	BBB	2,000,000	2,104,400
63,154,490
LEASE 3.1%
Illinois Metropolitan Fair & Exposition Auth. RB, Ser. A, 5.00%, 06/01/2015, (Insd. by MBIA)	AAA	3,000,000	3,004,380
New Jersey Bldg. Auth. RRB, Ser. B, 5.25%, 12/15/2014, (Insd. by AMBAC) (+)	AAA	5,000,000	5,443,650
Pima Cnty., AZ IDA RB, 7.25%, 07/15/2010	AAA	1,115,000	1,173,928
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	AAA	8,765,000	9,649,476
Puerto Rico Pub. Bldg. Auth. Hlth. & Edl. Facs. RB, 5.70%, 07/01/2016	A-	6,250,000	6,468,562
Saint Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016 (n)	AAA	1,650,000	823,961
Saint Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%, 02/15/2011, (Insd. by AMBAC)	AAA	950,000	1,064,874
27,628,831
MISCELLANEOUS REVENUE 2.3%
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB:
Ser. A-2002, 0.00%, 06/15/2021 (n)	AAA	1,225,000	449,502
McCormik, Ser. A, 0.00%, 12/15/2023, (Insd. by MBIA) (n)	AAA	5,000,000	1,557,450
New York Urban Dev. Corp. RB, Sub. Lien Corp., 5.50%, 07/01/2016	A	10,000,000	10,378,800
Pennsylvania IDA RB, Economic Dev.:
5.50%, 07/01/2018, (Insd. by AMBAC)	AAA	2,500,000	2,686,825
5.50%, 07/01/2019, (Insd. by AMBAC)	AAA	5,000,000	5,334,750
20,407,327
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 0.3%
New Jersey Transport Trust Fund Auth. RB, Ser. C, 5.50%, 12/15/2018	AAA	$ 2,000,000	$ 2,219,480
PRE-REFUNDED 0.9%
Broadview, IL Tax Increment RB, Sr. Notes Lien, 8.25%, 07/01/2013	NR	855,000	948,956
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	AAA	3,580,000	5,029,685
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. A-2002, 0.00%, 06/15/2021 (n)	AAA	725,000	267,474
New York Med. Care Facs. Fin. Agcy. RB, Hosp. & Nursing Home Mtge., Ser. D, 6.35%, 02/15/2012, (Insd. by FHA)	Aa2	1,405,000	1,426,848
7,672,963
PUBLIC FACILITIES 1.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	AAA	2,000,000	2,266,360
Indianapolis, IN Pub. Impt. Bond Bank RB, Ser. D, 6.75%, 02/01/2020	AA	9,275,000	9,535,442
11,801,802
RESOURCE RECOVERY 1.0%
Eastern CT Resource Recovery Auth. RB, Wheelabrator Lisbon Proj., Ser. A, 5.50%, 01/01/2014	BBB	7,000,000	6,818,420
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.88%, 12/01/2027	AA	2,000,000	2,190,840
9,009,260
SALES TAX 1.1%
Illinois Sales Tax RB, Ser. P, 6.50%, 06/15/2022	AAA	7,500,000	9,051,000
Jefferson, LA Sales Tax Dist. RRB, 0.00%, 12/01/2016, (Insd. by FSA) (n)	AAA	455,000	227,837
Town Ctr. Impt. Dist. TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	AAA	5,000	5,420
5.50%, 03/01/2016, (Insd. by FGIC)	AAA	5,000	5,366
5.63%, 03/01/2017, (Insd. by FGIC)	AAA	5,000	5,391
9,295,014
SOLID WASTE 1.1%
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Republic Services, Inc. Proj., Ser. B, 5.25%, 06/01/2023 (+)	BBB	5,200,000	5,136,248
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	AAA	2,000,000	2,156,320
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	AAA	2,000,000	2,290,480
9,583,048
SPECIAL TAX 2.2%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	NR	3,500,000	3,816,155
Austin, TX Hotel Occupancy Tax RRB, Sub. Lien, 5.63%, 11/15/2017, (Insd. by AMBAC)	AAA	3,740,000	4,035,310
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. A, 5.38%, 07/01/2018, (Insd. by FSA)	AAA	$ 2,000,000	$ 2,139,820
District of Columbia Tax Increment RB, Gallary Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	AAA	1,665,000	1,756,275
Las Vegas, NV New Convention & Visitors Auth. RB, 5.75%, 07/01/2015, (Insd. by AMBAC)	AAA	2,000,000	2,208,960
Town Ctr. Impt. Dist. TX Sales & Hotel Occupancy Tax RB, Rites-PA:
Ser. 884-A, 9.20%, 03/01/2014, (Insd. by FGIC)	AAA	910,000	1,062,935
Ser. 884-A, 9.20%, 03/01/2015, (Insd. by FGIC)	AAA	865,000	1,002,881
Ser. 884-C, 9.20%, 03/01/2016, (Insd. by FGIC)	AAA	1,015,000	1,163,677
Ser. 884-D, 9.45%, 03/01/2017, (Insd. by FGIC)	AAA	1,075,000	1,243,173
Ser. 884-E, 9.45%, 03/01/2018, (Insd. by FGIC)	AAA	1,140,000	1,306,942
19,736,128
STUDENT LOAN 2.1%
Education Loans, Inc., SD Student Loans RB, 5.60%, 06/01/2020	A2	14,300,000	14,430,702
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	AAA	2,000,000	2,054,700
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%,
02/15/2009	A2	1,000,000	1,045,580
Nebhelp, Inc. RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,116,370
18,647,352
TOBACCO REVENUE 2.6%
Badger Tobacco Asset Securitization Corp., WI RB, 6.13%, 06/01/2027	A	5,000,000	4,789,350
Tobacco Settlement Fin. Corp., LA RB, Ser. 2001 A, 6.36%, 05/15/2025	A	10,753,000	11,298,930
Tobacco Settlement Fin. Corp., NJ RB, 5.75%, 06/01/2032	A	5,000,000	4,703,400
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	A	2,510,000	2,486,507
23,278,187
TRANSPORTATION 7.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt., 6.00%, 01/01/2015	AAA	2,495,000	2,741,281
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2021	AAA	2,000,000	2,068,420
Denver, CO City & Cnty. Arpt. RB, Ser. A, 7.50%, 11/15/2023	A	5,480,000	5,984,379
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	AAA	4,185,000	4,543,780
Indiana Trans. Fin. Auth. Hwy. RB, Ser. A, 0.00%, 06/01/2017 (n)	AAA	1,000,000	480,980
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RB:
Ser. A, 6.25%, 03/01/2012	AA	7,950,000	9,335,208
Ser. B, 6.20%, 03/01/2016	AA	2,125,000	2,497,003
Massachusetts Bay Trans. Auth., MA Sales Tax RB, Sr. Ser. A, 5.25%, 07/01/2019	AAA	5,000,000	5,198,350
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Metropolitan Atlanta Rapid Transit Auth., GA Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	AAA	$4,255,000	$ 4,982,052
Metropolitan Trans. Auth., NY Svcs. Contract RRB, Ser. A, 5.50%, 01/01/2020, (Insd. by MBIA)	AAA	5,000,000	5,309,650
Metropolitan Trans. Auth., NY Trans. Auth RB, Svc. Contract, Ser. 7, 5.63%, 07/01/2016	AAA	11,600,000	12,082,676
Oregon Dept. Trans. Hwy. User Tax RB, Ser. A, 5.50%, 11/15/2019	AA+	4,000,000	4,285,000
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	AAA	2,960,000	4,061,090
Port Auth. of NY & NJ RB, 5.88%, 09/15/2015	AAA	1,500,000	1,634,700
San Francisco, CA Intl. Arpt. RRB, 6.30%, 05/01/2025	AAA	1,000,000	1,061,140
Susquehanna, PA Area Regl. Arpt. Auth. RB, Aero Harrisburg LLC Proj., 5.50%, 01/01/2024	NR	1,000,000	808,170
67,073,879
WATER & SEWER 5.6%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2021, (Insd. by FGIC)	AAA	2,810,000	2,891,687
Greer, SC Combined Util. Sys. RB, 5.50%, 09/01/2027, (Insd. by AMBAC)	AAA	1,000,000	1,071,950
Harrison Cnty., MS Wst. Wtr. Treatment Mgmt. Dist. RRB, Wst. Wtr. Treament Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	AAA	1,000,000	1,349,430
Houston, TX Wtr. & Swr. Sys. RB, Jr. Lien, Ser. B, 5.75%, 12/01/2016	AAA	4,545,000	4,993,819
Metropolitan Govt., Nashville & Davidson Cnty., TN Wtr. & Swr. RRB, 7.70%, 01/01/2012, (Insd. by FGIC)	AAA	10,000,000	12,643,100
Michigan Muni. Bond Auth. RB, Drinking Wtr. Revenue Fund, 5.50%, 10/01/2019	AAA	2,000,000	2,280,660
Missouri Env. Impt. & Energy Resources Auth. Wtr. PCRB:
Drinking Wtr., Ser. B, 5.50%, 07/01/2017	Aaa	1,780,000	1,938,064
Prerefunded Revolving Fund, Ser. B, 7.20%, 07/01/2016	Aaa	340,000	375,805
Unrefunded Revolving Fund, Ser. B, 7.20%, 07/01/2016	Aaa	260,000	286,770
New York Env. Facs. Corp. PCRB:
Ser. E, 6.88%, 06/15/2010	AAA	545,000	582,987
New York City Wtr., 5.88%, 06/15/2014	AAA	3,325,000	3,558,448
Palm Beach Cnty., FL Solid Wst. Auth. RB, Ser. A, 6.00%, 10/01/2010	AAA	9,000,000	10,359,180
Port Umpqua, OR PCRRB, International Paper Co. Proj., Ser. B, 5.20%, 06/01/2011	BBB	3,150,000	3,296,632
Seattle, WA Wtr. Sys. RB, 5.50%, 06/01/2018	AA	3,500,000	3,611,440
49,239,972
Total Municipal Obligations			831,020,102
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating(v)	Principal Amount	Value

SHORT-TERM MUNICIPAL OBLIGATIONS 5.6%
AIRPORT 0.7%
Memphis-Shelby Cnty., TN Arpt. Auth. TOC, 1.46%, 12/05/2002	AAA	$6,245,000	$ 6,245,000
GENERAL OBLIGATION - STATE 0.8%
Hawaii GO, Ser. 1988-A, 3.50%, 12/03/2002 VRDN	NR	7,000,000	7,000,000
INDUSTRIAL DEVELOPMENT REVENUE 3.4%
Hawaii State Dept. Budget & Fin. Spl. Purpose RB, Citizens Utilities Proj.: 3.60%, 12/02/2002	A-1	12,400,000	12,400,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Co. Proj., 3.17%, 12/05/2002 (++)	A-1	12,500,000	12,500,000
Mohave Cnty., AZ IDA IDRB, Citizen’s Uitilities, 3.60%, 12/02/2002	A-2	5,000,000	5,000,000
29,900,000
WATER & SEWER 0.7%
Indiana Dev. Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc. Proj., 3.45%, 10/01/2003	BBB	2,500,000	2,500,000
Jay, ME Solid Wst. Disposal RB, International Paper Co., 3.25%, 03/01/2003	BBB+	3,600,000	3,600,000
6,100,000
Total Short-Term Municipal Obligations			49,245,000
Total Investments (cost $834,160,173) 99.9%			880,265,102
Other Assets and Liabilities 0.1%			1,306,563
Net Assets 100.0%			$ 881,571,665

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(v)	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
(+)	When-issued security
(++)	All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Association
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IBC	Insured Bond Certification
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

The following table shows the percent of total investments invested by geographic location as of November 30, 2002:
New York	8.6%
Tennessee	7.0%
Illinois	5.4%
Massachusetts	4.7%
Texas	4.3%
Colorado	4.1%
Georgia	3.9%
Florida	3.8%
Ohio	3.5%
Washington	3.4%
Indiana	3.3%
Virginia	3.3%
Pennsylvania	3.1%
Michigan	2.8%
South Carolina	2.8%
Alaska	2.6%
Arizona	2.5%
Hawaii	2.2%
New Jersey	2.1%
South Dakota	2.1%
Wisconsin	2.1%
Connecticut	2.0%
North Carolina	2.0%
Maine	1.7%
New Hampshire	1.4%
Oregon	1.4%
California	1.3%
Louisiana	1.3%
Missouri	1.3%
Oklahoma	1.2%
Mississippi	1.0%
Kansas	0.9%
Minnesota	0.9%
Maryland	0.8%
Alabama	0.7%
Delaware	0.7%
District of Columbia	0.7%
Puerto Rico	0.7%
Idaho	0.6%
Wyoming	0.5%
Vermont	0.4%
Nevada	0.3%
New Mexico	0.2%
West Virginia	0.2%
Nebraska	0.1%
Utah	0.1%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002 (unaudited)

Assets
Identified cost of securities	$ 834,160,173
Net unrealized gains on securities	46,104,929

Market value of securities	880,265,102
Cash	20,961
Receivable for securities sold	14,494,103
Receivable for Fund shares sold	2,173,199
Interest receivable	14,973,001
Prepaid expenses and other assets	190,508

Total assets	912,116,874

Liabilities
Dividends payable	3,212,545
Payable for securities purchased	25,200,036
Payable for Fund shares redeemed	681,837
Note payable	1,283,000
Advisory fee payable	22,869
Distribution Plan expenses payable	22,223
Due to other related parties	7,241
Accrued expenses and other liabilities	115,458

Total liabilities	30,545,209

Net assets	$ 881,571,665

Net assets represented by
Paid-in capital	$ 898,440,534
Overdistributed net investment income	(792,501)
Accumulated net realized losses on securities	(62,181,297)
Net unrealized gains on securities	46,104,929

Total net assets	$ 881,571,665

Net assets consists of
Class A	$ 806,659,572
Class B	25,784,067
Class C	43,041,137
Class I	6,086,889

Total net assets	$ 881,571,665

Shares outstanding
Class A	111,381,564
Class B	3,560,276
Class C	5,942,997
Class I	840,534

Net asset value per share
Class A	$ 7.24
Class A -- Offering price (based on sales charge of 4.75%)	$ 7.60
Class B	$ 7.24
Class C	$ 7.24
Class I	$ 7.24

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2002 (unaudited)

Investment income
Interest	$ 23,123,897

Expenses
Advisory fee	1,552,737
Distribution Plan expenses
Class A	1,030,256
Class B	133,262
Class C	218,837
Administrative services fees	449,005
Transfer agent fee	372,288
Trustees’ fees and expenses	10,917
Printing and postage expenses	38,863
Custodian fee	112,955
Registration and filing fees	5,663
Professional fees	11,885
Interest expense	200
Other	15,723

Total expenses	3,952,591
Less: Expense reductions	(3,154)

Net expenses	3,949,437

Net investment income	19,174,460

Net realized and unrealized gains or losses on securities and interest rate swap transactions
Net realized gains on securities and interest rate swap transactions	11,472,525
Net change in unrealized gains or losses on securities	(465,401)

Net realized and unrealized gains or losses on securities and interest rate swap transactions	11,007,124

Net increase in net assets resulting from operations	$ 30,181,584

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2002 (unaudited)		Year Ended May 31, 2002

Operations
Net investment income		$ 19,174,460		$ 41,795,105
Net realized gains or losses on securities and interest rate swap transactions		11,472,525		7,024,531
Net change in unrealized gains or losses on securities		(465,401)		33,203

Net increase in net assets resulting from operations		30,181,584		48,852,839

Distributions to shareholders from
Net investment income
Class A		(17,922,458)		(38,451,589)
Class B		(479,560)		(1,619,852)
Class C		(787,148)		(1,665,798)
Class I		(78,364)		(58,180)

Total distributions to shareholders		(19,267,530)		(41,795,419)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,073,439	44,270,946	22,535,823	160,631,481
Class B	472,112	3,449,400	898,889	6,443,814
Class C	578,344	4,224,413	582,339	4,184,428
Class I	1,110,376	8,111,966	140,977	1,012,318

		60,056,725		172,272,041

Net asset value of shares issued in reinvestment of distributions
Class A	1,024,341	7,492,215	2,687,174	19,263,581
Class B	25,479	186,305	100,494	721,051
Class C	50,907	372,402	136,180	976,171
Class I	903	6,611	390	2,790

		8,057,533		20,963,593

Automatic conversion of Class B shares to Class A shares
Class A	323,627	2,371,778	3,181,852	22,636,086
Class B	(323,627)	(2,371,778)	(3,181,852)	(22,636,086)

		0		0

Payment for shares redeemed
Class A	(11,496,079)	(83,831,022)	(34,404,028)	(245,964,912)
Class B	(317,431)	(2,316,435)	(908,062)	(6,490,612)
Class C	(619,464)	(4,512,124)	(922,135)	(6,591,175)
Class I	(519,216)	(3,811,908)	(39,068)	(277,263)

		(94,471,489)		(259,323,962)

Net decrease in net assets resulting from capital share transactions		(26,357,231)		(66,088,328)

Total decrease in net assets		(15,443,177)		(59,030,908)
Net assets
Beginning of period		897,014,842		956,045,750

End of period		$ 881,571,665		$ 897,014,842

Overdistributed net investment income		$ (792,501)		$ (699,431)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Classes A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded on the accrual basis as part of interest income. The value of the swap agreements are marked-to-market daily based upon quotations from market makers and the change in value is recorded as unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund starting at 0.41% and declining to 0.16% per annum as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $503,118,016 and $540,091,007, respectively, for the six months ended November 30, 2002.

On November 30, 2002, the aggregate cost of securities for federal income tax purposes was $834,160,173. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,537,561 and $1,432,632, respectively, with a net unrealized appreciation of $46,104,929.

As of May 31, 2002, the Fund had $72,402,411 in capital loss carryovers for federal income tax purposes with $17,321,806 expiring in 2008 and $55,080,605 expiring in 2009.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and elected to defer post October losses of $1,248,529.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the six months ended November 30, 2002, the Fund did not participate in any interfund lending transactions.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $3,154 which represents 0.00% of its average daily net assets on an annualized basis.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended November 30, 2002, the Fund had average borrowings outstanding of $21,148 at a rate of 1.90% and paid interest of $200, which represents 0.00% of its average daily net assets on an annualized basis.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.
OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219. Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $233 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of November 30, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

564619 1/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034